Reconciliations of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
Schedule of Reconciliations of Liabilities Arising from Financing Activities
	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
2025
Bank borrowings	48,175	-	(38,502)	(9,673)	-	-	-	-
Lease liabilities	119,984	1,159,035	(120,240)	(425,987)	32,750	(32,750)	13,820	746,612
Other borrowings	134,216	-	(134,216)	-	-	-	-	-
	302,375	1,159,035	(292,958)	(435,660)	32,750	(32,750)	13,820	746,612
	At beginning of year	Principal	Interest charges	Interest paid	At end of year
	US$	US$	US$	US$	US$
2024
Bank borrowings	72,164	(23,989)	2,250	(2,250)	48,175
Lease liabilities	280,811	(160,827)	7,251	(7,251)	119,984
Other borrowings	134,216	-	-	-	134,216
	487,191	(184,816)	9,501	(9,501)	302,375